SCHEDULE OF LOANS (Details) - USD ($)		6 Months Ended	12 Months Ended
		Mar. 31, 2024	Sep. 30, 2023
Debt Instrument [Line Items]
Loan Amount		$ 2,730,156	$ 2,730,156
Loan Term		1 year
Balance		$ 1,978,070	$ 2,070,563
CIMB BANK BERHAD [Member] | Loan One [Member]
Debt Instrument [Line Items]
Loan Agreement Date		5/23/2014	5/23/2014
Loan Amount		$ 591,199	$ 591,199
Interest Rate	[1]	2.10%	2.10%
Loan Term		240 months	240 months
Purpose of loan		Real property loan	Real property loan
Balance		$ 408,053	$ 423,661
CIMB BANK BERHAD [Member] | Loan Two [Member]
Debt Instrument [Line Items]
Loan Agreement Date		5/23/2014	5/23/2014
Loan Amount		$ 188,742	$ 188,742
Interest Rate	[1]	2.10%	2.10%
Loan Term		240 months	240 months
Purpose of loan		Real property loan	Real property loan
Balance		$ 137,101	$ 142,283
Hong Leong Islamic Bank [Member] | Loan One [Member]
Debt Instrument [Line Items]
Loan Agreement Date		2/26/2019	2/26/2019
Loan Amount		$ 229,513	$ 229,513
Interest Rate	[2]	2.55%	2.55%
Loan Term		216 months	216 months
Purpose of loan		Real property loan	Real property loan
Balance		$ 179,262	$ 185,663
Hong Leong Islamic Bank [Member] | Loan Two [Member]
Debt Instrument [Line Items]
Loan Agreement Date		2/26/2019	2/26/2019
Loan Amount		$ 235,553	$ 235,553
Interest Rate	[2]	2.55%	2.55%
Loan Term		216 months	216 months
Purpose of loan		Real property loan	Real property loan
Balance		$ 183,889	$ 190,461
Hong Leong Islamic Bank [Member] | Loan Three [Member]
Debt Instrument [Line Items]
Loan Agreement Date		2/26/2019	2/26/2019
Loan Amount		$ 439,181	$ 439,181
Interest Rate	[2]	2.55%	2.55%
Loan Term		216 months	216 months
Purpose of loan		Real property loan	Real property loan
Balance		$ 342,645	$ 354,897
Hong Leong Islamic Bank [Member] | Loan Four [Member]
Debt Instrument [Line Items]
Loan Agreement Date		2/26/2019	2/26/2019
Loan Amount		$ 319,248	$ 319,248
Interest Rate	[2]	2.55%	2.55%
Loan Term		216 months	216 months
Purpose of loan		Real property loan	Real property loan
Balance		$ 249,306	$ 258,212
Hong Leong Islamic Bank [Member] | Loan Five [Member]
Debt Instrument [Line Items]
Loan Agreement Date		2/26/2019	2/26/2019
Loan Amount		$ 511,012	$ 511,012
Interest Rate	[2]	2.55%	2.55%
Loan Term		216 months	216 months
Purpose of loan		Real property loan	Real property loan
Balance		$ 398,654	$ 412,914
Hong Leong Islamic Bank [Member] | Loan Six [Member]
Debt Instrument [Line Items]
Loan Agreement Date		4/23/2020	4/23/2020
Loan Amount		$ 215,708	$ 215,708
Interest Rate		3.50%	3.50%
Loan Term		66 months	66 months
Purpose of loan		Working capital	Working capital
Balance		$ 79,160	$ 102,472

[1]	Base lending rate
[2]	Islamic financing rate